New Covenant Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

October 31, 2011

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

Re:	New Covenant Funds (the “Trust”) File Nos. 333-64981 and 811-09025

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust, on behalf of its series, the New Covenant Growth Fund, the New Covenant Income Fund, the New Covenant Balanced Growth Fund, and the New Covenant Balanced Income Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 28, 2011, and filed electronically as Post-Effective Amendment No. 16 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6609.

Sincerely,

/s/ Alia S. Mendez

Alia S. Mendez, Esq.
For U.S. Bancorp Fund Services, LLC

cc:	Joseph L. Heintzman (New Covenant Funds) Paul H. Stropkay (New Covenant Funds) Cathy C. Benge (New Covenant Funds) Patrick Turley, Esq. (Dechert)